INCOME TAXES - Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ 934	$ 6,635	$ 8,757
Deferred tax expense (benefit)
Total deferred income tax expense	8,868	6,414	10,812
Income tax expense	9,802	13,049	19,569
U.S.
Deferred tax expense (benefit)
Income tax expense	(1,300)
Foreign Tax Authority | U.S.
Deferred tax expense (benefit)
TCJA reduction in US corporate statutory rate	0	(10,122)	0
Derecognition (recognition) of deferred tax assets	(182)	885	175
Temporary differences	10,427	15,668	10,818
Foreign Tax Authority | Other Jurisdictions
Deferred tax expense (benefit)
Temporary differences	(1,126)	(1,631)	(159)
Canadian Tax Authority
Deferred tax expense (benefit)
Derecognition (recognition) of deferred tax assets	0	412	330
Temporary differences	(1,548)	1,202	(352)
Canadian deferred tax assets not recognized	$ 1,297	$ 0	$ 0